Summary of Material Information about Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies
Basis of preparation	Basis of preparation
The consolidated financial statements of Olink Holding AB have been prepared in accordance with IFRS Accounting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB"), and have been prepared using the historical cost measurement basis. There are no financial assets and liabilities measured at fair value on a recurring basis. The consolidated financial statements are presented in US dollars and all values are rounded to the nearest thousand ($000), except when otherwise indicated.

New and amended standards and interpretations and not yet effective
New and amended standards and interpretations

The following amendments will be applied for the first time in the annual reporting period commencing January 1, 2023:

•IFRS 17 Insurance contracts and Amendment to IFRS 17 Insurance contracts issued June 2020
•Amendments to IFRS 17 Insurance Contracts - Initial Application of IFRS 17 and IFRS 9 – Comparative Information
•Amendments to IAS 1 and IFRS Practice Statement 2 Disclosure of accounting policies
•Amendments to IAS 8: Accounting Policies, Changes in Accounting Estimates and Errors - Definition of Accounting Estimates,
•Amendments to IAS 12 Deferred tax related to assets and liabilities arising from a single transaction
•Amendments to IAS 12 International tax reform - Pillar two model rules

The amendments listed above did not have a material impact on the amounts recognized in the current period and are not expected to significantly affect future periods.

New and amended standards not yet effective

The following new accounting standards, amendments to accounting standards and interpretations have been published but are not mandatory for December 31, 2023 reporting periods and have not been early adopted by the Company.

•Amendments to IFRS 16: Lease liability measurement in sale and leaseback transaction - IFRS16,
•Amendments to IAS 1: Presentation of Financial Statements - Classification of Liabilities as Current or Non-current,
•Amendments to IAS 1: Amendments regarding the classification of debt with covenants
•Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates - Lack of exchangeability
•Amendments to IAS 7 and IFRS 7 Supplier finance arrangements
•Amendments to IFRS 10 and IAS 28: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

These standards, amendments or interpretations are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

Basis of consolidation	Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries each period presented. Subsidiaries are all entities over which the Company has control. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Such subsidiaries are consolidated from the date on which control is transferred to the Group and are deconsolidated from the date that control ceases.

Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the period are included in the consolidated financial statements from the date the Group gain control until the date the Group ceases to control the subsidiary. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

All intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

The accounting principles for subsidiaries have been changed, where applicable, to ensure a consistent application of the Group’s accounting principles.

Business combinations	Business combinations
Business combinations are accounted for using the acquisition accounting method. Identifiable assets acquired and liabilities assumed are measured initially at their fair values at the acquisition date. The excess of the consideration transferred, and the acquisition-date fair value of any previous equity interest in the acquiree, over the fair value of the identifiable net assets acquired is recognized as goodwill. The costs of effecting an acquisition are charged to the consolidated statement of income in the period in which they are incurred.

Foreign currency translation	Foreign currency translation
Functional and presentation currency

The consolidated financial statements are presented in U.S. Dollars. For the Parent and each subsidiary, the Group determines the functional currency and items included in the financial statements of each subsidiary are measured using that functional currency. In all cases the functional currency of a subsidiary is that of the primary country of operations of that subsidiary. On disposal of a foreign operation, the gain or loss that is reclassified to profit or loss reflects the amount that arises.

Transactions and balances

Foreign currency transactions of the Group are translated into the functional currency using the exchange rates prevailing on the transaction dates.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date. Non-monetary assets and liabilities measured in terms of historic cost in a foreign currency are translated into the functional currency using the exchange rates prevailing on the initial transaction dates. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates prevailing on the date when the fair value is determined.

Differences arising on settlement or translation of monetary items excluding cash at bank in hand are recognized in other operating income/expense, and cash at bank in hand are recognized in foreign exchange gain in the consolidated statements of income.

Translation of foreign subsidiaries
The results and the financial position for the Parent and all the Group subsidiaries with a functional currency other than the U.S.Dollar are translated into U.S. Dollars as follows:

•Assets and liabilities at each balance sheet date are translated using the exchange rates prevailing at that balance sheet date;
•Income statements are translated using the average exchange rate prevailing at the corresponding month;
•Exchange differences arising on translation for consolidation are recognized in Other Comprehensive Income (“OCI”). On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is reclassified to profit or loss; and
•Goodwill and fair value adjustments arising from the acquisition of foreign operations are treated as assets and liabilities in these operations and are translated to the exchange rate at the balance sheet date.

Revenue recognition
iii.Revenue recognition

The Group generates revenue from the sale of its products in the form of kits, provision of analysis services, and also from provision of custom development services. Value added tax and other sales taxes are excluded from revenue and products are generally sold without the right of return or rebates.

The Group accounts for a contract when the following criteria are met: the parties to the contract have approved the contract in which their rights, their obligations and the payment terms have been identified, the contract has commercial substance, and the collectability of the consideration is probable. Contracts with customers do not contain variable consideration.

Kit

Our Kit segment includes product sales of Explore, Flex, Focus and Target. The majority of the contracts for Kit products relate to sales orders containing single bundled performance obligations. Revenue from the sale of kits is recognized at the point in time when control of the products has transferred to the customer according to the shipping terms, typically Free Carrier (FCA) Incoterms. The average time from order to delivery is less than 1 month.

Analysis Services

The Group generates analysis services revenue from performing assay on customer samples to generate data on protein biomarkers. Revenue from the services is recognized at the point in time that the results of the analysis are transferred electronically to the customer as the customer does not control the asset created, and Olink does not have a right to payment until delivery of the results of the analysis.The majority of the analysis services contracts relate to sales orders containing single bundled performance obligation for the performance of services at fixed prices. Analysis services are sold at a fixed price per sample without any volume discounts, rebates, or refunds. The average duration of services contracts is less than 2 months.

Custom development services

The Group generates custom development revenue from providing customer specified Kits not available in our standard product set. Custom development projects are quoted at fixed price and extend over several months. Revenue from the development of the plates, a manufactured component in our kits, of custom development services is recognized over time since the Group has no alternative use for the asset created and has an enforceable right to payment for performance completed to date. These contracts contain a single bundled performance obligation being the provision of custom development services of panels for performing assays on samples. The Group uses an input method to determine the progress completed of custom development service arrangements because there is a direct relationship between the effort (i.e. based on costs incurred against expected total costs) and the transfer of service to the customer.

The average duration of a custom development service contract is less than 12 months.

Cost of revenue	Cost of revenue
Cost of revenue primarily consists of manufacturing costs incurred in the production process including personnel and related costs; costs of component materials; depreciation from property, plant, and equipment; manufacturing overhead; delivery costs and allocated facilities and information technology related costs. In addition, cost of revenue includes royalty costs for licensed technologies included in our products, and write downs to net realizable value for slow-moving and obsolete inventory.

Leases	Leases
When the Group enters into contractual agreements, an assessment is performed to determine if the contract contains a lease. The Group identifies a lease if it conveys the right to control the use of an identified asset for a specific period in exchange for a determined consideration. At inception, a right-of-use asset for the underlying asset and corresponding lease liability are presented in the consolidated balance sheet measured on a present value basis except for short-term leases (expected term of 12 months or less) and leases with low value underlying asset for which payments are recorded as an expense on a straight-line basis over the lease term.

Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The right-of-use-assets are depreciated on a straight-line basis over the expected lease term of the underlying asset. Non-lease components are accounted for separately from the lease components.

Lease liabilities are measured at present value of non-cancellable payments of the expected lease term, which are mostly made of fixed payments of rent excluding maintenance fees; variable payments that are based on an index or a rate; amounts expected to be payable as residual value guaranties and extension or termination option if reasonably certain to be exercised.

The Group estimates the lease term in order to calculate the value of the lease liability at the initial date of the lease. Management uses judgement to determine the appropriate lease term based on the conditions of each lease. The Group considers all facts that create incentive to exercise an extension option or not to take a termination option including leasehold improvements, significant modification of the underlying asset or a business decision. The extension or termination options are only included in the lease term if it is reasonably certain of being exercised.

The discount rate used in the present value calculation is the incremental borrowing rate ("IBR") unless the implicit interest rate in the lease can be readily determined. The Group estimates the incremental borrowing rate for each lease or portfolio of leased assets, as most of the implicit interest rates in the leases are not readily determinable. To calculate the incremental borrowing rate, the Group considers its credit worthiness, the term of the arrangement, any collateral received and the economic environment. The incremental borrowing rates are subject to change mainly due to changes in the economic environment.

The lease liabilities are subsequently adjusted to reflect interest on the lease liabilities and lease payments made. Lease liabilities are remeasured (along with the corresponding adjustment to the right-of-use asset), whenever the following situations occur; a modification in the lease term, a change in the assessment of an option to purchase, a modification in the residual guarantees or in future lease payments due to a change of an index or rate tied to the payments. In addition, upon partial or full termination of a lease, the difference between the carrying amounts of the lease liability and the right-of-use asset is recorded in the consolidated statements of earnings.

Goodwill
vi.Goodwill

Goodwill arises on business combinations and is the excess of the consideration transferred over the net identifiable assets acquired and liabilities assumed. Goodwill is stated at cost less impairments, is deemed to have an indefinite useful life and is tested for impairment at least annually.

Intangible assets	Intangible assets
Intangible assets are stated at cost less provisions for amortization and impairments. Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition.

Licenses separately acquired or acquired as part of a business combination are amortized over their estimated useful lives, using the straight-line basis, from the time they are available for use.

Customer relationships and technology acquired as part of a business combination are amortized over their estimated useful lives, using the straight-line basis.

Brands acquired as part of a business combination are deemed to have indefinite useful lives. The acquired brands are well-established within the industry, as evidenced by continued demand from and collaboration with blue chip research institutions. Further, the business is expected to operate under these brands for the foreseeable future, thus supporting the indefinite classification. These intangible assets are not amortized, but are tested for impairment annually, at the cash- generating unit level. The assessment of indefinite life is reviewed annually for the two cash generating units ("CGU's"), Analysis Services and Kits, to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

Licenses and customer relationships have estimated useful lives of up to 10 years and research and development technology have estimated useful lives of up to 15 years. Asset lives are reviewed, and where appropriate adjusted, annually.

Research and Development costs
Research and Development costs

Expenditure on research activities is recognized in the consolidated statement of income as incurred. Development expenditure from a project is capitalized as an intangible asset only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Group intends to and have sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognized in consolidated statement of income as research and development expenses. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.

Amortization begins from the time the asset is ready for use. Depreciation is made on a straight-line basis over the useful life. The useful life is determined when the development project is finished and is estimated to 5 years.

Property, plant and equipment	Property, plant and equipment
Property, plant and equipment ("PP&E") includes buildings; leasehold improvements; plant and machinery; furniture fittings and equipment; and assets under construction. PP&E is stated at the cost of purchase or construction, less depreciation and impairment. Depreciation is calculated to write off the cost less residual value of PP&E, excluding freehold land, using the straight-line basis over the expected useful life. Residual values and lives are reviewed, and where appropriate adjusted annually. The normal expected useful lives of the major categories of PP&E are:

•Leasehold improvements	shorter of the lease term or useful life
•Plant and machinery	5 years
•Furniture, fittings and equipment	5 years

On disposal of PP&E, the cost and related accumulated depreciation and impairments are removed from the balance sheet and the net amount, less any proceeds, is recognized in the income statement.

Impairment of non-current assets	Impairment of non-current assets
The carrying values of non-current assets are reviewed for impairment, either on a stand-alone basis or as part of a larger CGU, when events or changes in circumstances indicate the carrying value may be impaired. The Company assesses at each reporting date whether any such events or changes in circumstances exist. Additionally, goodwill, intangible assets with indefinite useful lives and intangible assets which are not yet available for use are tested for impairment annually. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash inflows, for Olink this is Analysis Services and Kits. Any provision for impairment is charged to the consolidated statement of income in expense categories consistent with the function of the impaired asset.

Impairments of goodwill are not reversed. Impairment losses on other non-current assets are only reversed if there has been a change in estimates used to determine recoverable amounts and only to the extent that the revised recoverable amounts do not exceed the carrying values that would have existed, net of depreciation or amortization, had no impairments been recognized.

Inventories	Inventories
Inventory is stated at the lower of cost or net realizable value on a first-in, first-out basis. Cost comprises direct materials, direct labour and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated based on normal operating capacity. Cost is determined using a standard cost system, whereby the standard costs are updated periodically to reflect current costs.

The Group estimates the recoverability of inventory by referencing estimates of future demands and product life cycles, including expiration. The Group periodically analyses its inventory levels to identify inventory that may expire prior to expected usage or no longer meets quality specifications. Raw materials and finished goods within 180 days of expiration are considered slow moving and are considered obsolete when they are past the expiration date. When we have identified inventories to be in excess or obsolete, we write down the value of those inventories to their net realizable value based upon judgment and estimates about future demand and market conditions.

The Group develops new antibodies to be added to our Kit products. For these antibodies, the outcome of the process is uncertain due to the nature of the materials and process for creating them. The Group determines the cost of inventory using the historical success rate, updated regularly, based on internal testing of technical feasibility and expenses the cost to research and development expenses in the consolidated statement of income for the portion expected to not be successful. Direct and indirect manufacturing costs incurred during research and development activities are expensed to research and development expense in the consolidated statement of income as consumed.

Financial instruments	Financial instruments
Financial assets

The Group’s financial assets are comprised of cash and cash equivalents, trade and other receivables, restricted cash and other non-current assets. All financial assets are recognized initially at fair value. Purchases and sales of financial assets are recognized on the settlement date, being the date upon which the Group commits to purchase or sell the asset.

Trade receivables

Trade receivables are measured at amortized cost and are carried at the original invoice amount less ECL allowance. For trade receivables, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience.

When a trade receivable is determined to have no reasonable expectation of recovery it is written off against any ECL allowance available and then to selling expenses in the consolidated statement of income. Subsequent recoveries of amounts previously provided for or written off are credited selling expenses.

Cash at bank and in hand and restricted cash

Cash at bank and in hand are measured at amortized cost and includes cash on hand and call deposits with financial institutions.

Restricted cash includes deposits with contractual restrictions, fully restricting access to the principal amount. Only interest income from these deposits is available for use. Classification as current or non-current depends on the remaining restriction period. Refer to Note 16 for amounts and classification.

Financial liabilities

The Group’s financial liabilities include trade and other payables, loans and borrowings, and other liabilities. All financial liabilities, except lease liabilities, are recognized initially at fair value.

Financial liabilities are classified, at initial recognition, as financial liabilities at FVTPL, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. All financial liabilities are recognized initially at fair value and, in the case of loans, borrowings and payables, net of directly attributable transaction costs.

Loans and borrowings are subsequently carried at amortized cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognized as a charge to the consolidated statements of other comprehensive income over the period of the relevant borrowing.

Derecognition of financial assets and liabilities

Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire or transfer and the Group has transferred substantially all the risks and rewards of ownership. Financial liabilities are derecognized when the contractual obligations are discharged or cancelled or expired. When the terms of a financial liability are modified, and not derecognized, the gain or loss is recognized in the statement of income and other comprehensive income. The gain or loss is the difference between the original contractual cash flows and the modified cash flows discounted to the original effective interest rate.

Share-based payments	Share-based payments
The Group operates restricted stock unit awards (RSU) and equity-settled stock option plans (ISO) under which the Group receives services from employees, officers and directors as consideration for equity instruments. Information relating to these schemes is set out in Note 21.

The fair value of the share-based payments is established on the closing price of ADS's of the Company on NASDAQ for the RSU's at grant date and using the Black-Scholes option pricing model for the ISO's. The number of RSU's and ISO's expected to vest are estimated on the grant date and subsequently revised on each reporting date.
Stock options

The fair value of options granted under the stock options program, adjusted for expectations related to forfeitures, is recognized as an employee benefits expense in selling, administration, and research and development expenses in the consolidated statement of income, with a corresponding increase in other contributed capital over the vesting period.

The total expense is recognized over the vesting period of four years, which is the period over which the vesting conditions are to be satisfied. At the end of each period, the Company revises its estimates of the number of options that are expected to vest based on the service conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to contributed capital.

Restricted stock units

Under the employee restricted stock units scheme, the RSU’s will vest during a four-year period and new shares will be issued when the RSU vest for no cash consideration. Over the vesting period, the market value of the RSU’s is recognized as an employee benefits expense in selling, administration, research and development, and cost of revenue in the consolidated statement of income, with a corresponding increase in contributed capital.

The total expense is recognized over the vesting period of four years, which is the period over which the vesting conditions are to be satisfied. At the end of each period, the Company revises its estimates of the number of RSU's that are expected to vest based on the service conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to contributed capital.

Current and deferred income tax	Current and deferred income tax
Income taxes are accounted for using the liability method of accounting. Current income tax is provided at the amounts expected to be paid, applying tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax assets and liabilities are determined based on deductible or taxable temporary differences between the amounts reported for consolidated financial statement purposes and the tax values of the assets and liabilities using enacted or substantively enacted tax rates that will be in effect for the year in which the differences are expected to be recovered or settled. Deferred tax assets and liabilities are recognized in earnings, in other comprehensive income or in equity based on the classification of the item to which they relate. Temporary differences attributable to the following assets and liabilities are not provided for:

•the initial recognition of goodwill,
•the initial recognition (other than in business combinations) of assets or liabilities that affect neither accounting nor taxable profit,
•differences related to investments in subsidiaries, associated companies and joint ventures to the extent that they will probably not reverse in the foreseeable future, and for which the Company is able to control the timing of the reversal of the temporary differences.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. In the calculation of deferred taxes, enacted or substantively enacted tax rates are used for the individual tax jurisdictions.